Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
Non-PEO
NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation
S-K.
Use of the term “compensation actually paid” is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “
Compensation Discussion and Analysis
” section of this Proxy Statement.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (billions) ($)	One-Year Relative Total Shareholder Return (TSR) (5) (Percentile Rank)
					Total Shareholder Return (3) ($)	Peer Group Total Shareholder Return (4) ($)
2022	20,103,869	11,410,325	7,020,629	6,404,562	314	111	0.52	79.7%
2021	21,353,458	37,312,174	7,727,869	11,891,754	298	125	0.53	91.2%
2020	21,632,803	68,348,905	5,519,112	15,527,258	202	126	0.39	84.6%
(1)
Mr. Walbert was our PEO for each year presented. The individuals comprising the non-PEO
NEOs for each year presented are as follows: (i) for 2022, Mr. Clayton, Mr. Cox, Mr. Hoelscher, Mr. Pasternak and Dr. Thompson; (ii) for 2021, Mr. Beeler, Mr. Hoelscher, Mr. Moze, Mr. Pasternak and Dr. Sherman; and (iii) for 2020, Mr. Hoelscher, Mr. Moze, Mr. Pasternak and Dr. Sherman.

(2)
Compensation actually paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Options Awards” columns are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Options Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	20,103,869	(16,601,305)	7,907,761	11,410,325
2021	21,353,458	(15,818,363)	31,777,079	37,312,174
2020	21,632,803	(16,149,668)	62,865,770	68,348,905

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	7,020,629	(4,152,137)	3,536,070	6,404,562
2021	7,727,869	(5,983,518)	10,147,403	11,891,754
2020	5,519,112	(3,786,843)	13,794,989	15,527,258
The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for PEO ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)

2022	17,722,965	(48,413,657)	0	38,598,453	0	7,907,761
2021	27,652,987	(51,994,594)	0	56,118,686	0	31,777,079
2020	30,942,145	17,179,008	0	14,744,617	0	62,865,770

Year	Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	4,579,596	(6,156,011)	0	5,112,485	0	3,536,070
2021	7,927,122	(8,144,516)	0	10,364,797	0	10,147,403
2020	7,090,844	3,522,543	0	3,181,602	0	13,794,989

(3)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.

(4)
The peer group used for this purpose is the NBI, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022.

(5)
SEC rules require us to designate a “Company-Selected Measure” that in our assessment represents the most important financial performance measure used by us to link the compensation actually paid to our PEO and non-PEO
NEOs, for the most recently completed fiscal year, to our performance. We have selected the percentile rank of our one-year TSR relative to the one-year TSR of all members of the NBI as this measure for 2022. We use three-year relative TSR as a PSU performance measure to link compensation actually paid to our executives to our performance. We have included one-year relative TSR in this table because (i) this performance measure impacts the three overlapping PSU performance cycles that are outstanding each year and (ii) the SEC’s guidance precludes using multi-year performance measurement periods for the performance measures in this table. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	one-year TSR relative
Named Executive Officers, Footnote [Text Block]	The individuals comprising the
non-PEO
	NEOs for each year presented are as follows: (i) for 2022, Mr. Clayton, Mr. Cox, Mr. Hoelscher, Mr. Pasternak and Dr. Thompson; (ii) for 2021, Mr. Beeler, Mr. Hoelscher, Mr. Moze, Mr. Pasternak and Dr. Sherman; and (iii) for 2020, Mr. Hoelscher, Mr. Moze, Mr. Pasternak and Dr. Sherman.
Peer Group Issuers, Footnote [Text Block]
(4)
The peer group used for this purpose is the NBI, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022.

PEO Total Compensation Amount	$ 20,103,869	$ 21,353,458	$ 21,632,803
PEO Actually Paid Compensation Amount	$ 11,410,325	37,312,174	68,348,905
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation actually paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Options Awards” columns are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Options Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	20,103,869	(16,601,305)	7,907,761	11,410,325
2021	21,353,458	(15,818,363)	31,777,079	37,312,174
2020	21,632,803	(16,149,668)	62,865,770	68,348,905

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	7,020,629	(4,152,137)	3,536,070	6,404,562
2021	7,727,869	(5,983,518)	10,147,403	11,891,754
2020	5,519,112	(3,786,843)	13,794,989	15,527,258
The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for PEO ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)

2022	17,722,965	(48,413,657)	0	38,598,453	0	7,907,761
2021	27,652,987	(51,994,594)	0	56,118,686	0	31,777,079
2020	30,942,145	17,179,008	0	14,744,617	0	62,865,770

Year	Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	4,579,596	(6,156,011)	0	5,112,485	0	3,536,070
2021	7,927,122	(8,144,516)	0	10,364,797	0	10,147,403
2020	7,090,844	3,522,543	0	3,181,602	0	13,794,989

Non-PEO NEO Average Total Compensation Amount	$ 7,020,629	7,727,869	5,519,112
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,404,562	11,891,754	15,527,258
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Compensation actually paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Options Awards” columns are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Options Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	20,103,869	(16,601,305)	7,907,761	11,410,325
2021	21,353,458	(15,818,363)	31,777,079	37,312,174
2020	21,632,803	(16,149,668)	62,865,770	68,348,905

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	7,020,629	(4,152,137)	3,536,070	6,404,562
2021	7,727,869	(5,983,518)	10,147,403	11,891,754
2020	5,519,112	(3,786,843)	13,794,989	15,527,258
The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for PEO ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)

2022	17,722,965	(48,413,657)	0	38,598,453	0	7,907,761
2021	27,652,987	(51,994,594)	0	56,118,686	0	31,777,079
2020	30,942,145	17,179,008	0	14,744,617	0	62,865,770

Year	Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	4,579,596	(6,156,011)	0	5,112,485	0	3,536,070
2021	7,927,122	(8,144,516)	0	10,364,797	0	10,147,403
2020	7,090,844	3,522,543	0	3,181,602	0	13,794,989

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Most Important Performance Measures
As required by Item 402(v) of Regulation
S-K,
the most important performance measures used to link compensation actually paid to our NEOs for 2022 to our company’s performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please refer to the “
Compensation Discussion and Analysis
” section of this Proxy Statement.

Relative TSR
Total Net Sales of Our Infused Medicines
Internal Adjusted EBITDA
Initiation, Completion or Acquisition of Certain Clinical-Stage Development Programs

Total Shareholder Return Amount	$ 314	298	202
Peer Group Total Shareholder Return Amount	111	125	126
Net Income (Loss)	$ 520,000,000	$ 530,000,000	$ 390,000,000
Company Selected Measure Amount	79.7	91.2	84.6
PEO Name	Mr. Walbert
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Net Sales of Our Infused Medicines
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Internal Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Initiation, Completion or Acquisition of Certain Clinical-Stage Development Programs
PEO [Member] | Exclusion of Stock Awards and Options Awards for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (16,601,305)	$ (15,818,363)	$ (16,149,668)
PEO [Member] | Inclusion of Equity Values for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,907,761	31,777,079	62,865,770
PEO [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,722,965	27,652,987	30,942,145
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(48,413,657)	(51,994,594)	17,179,008
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	38,598,453	56,118,686	14,744,617
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Exclusion of Stock Awards and Options Awards for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,152,137)	(5,983,518)	(3,786,843)
Non-PEO NEO [Member] | Inclusion of Equity Values for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,536,070	10,147,403	13,794,989
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,579,596	7,927,122	7,090,844
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,156,011)	(8,144,516)	3,522,543
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,112,485	10,364,797	3,181,602
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0